Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.1%
Domino's Pizza Master Issuer LLC,
Series 2017-1A A23, 144A, 4.118%, 07/25/47@	$2,781	$2,621,015
Series 2019-1A A2, 144A, 3.668%, 10/25/49@	2,148	1,908,686
TOTAL ASSET BACKED SECURITIES (Cost $4,905,927)		4,529,701
	Number of Shares
COMMON STOCKS — 65.1%
Auto Parts & Equipment — 0.2%
Aurora Innovation, Inc.*	3,528,857	4,905,111
Mobileye Global, Inc., Class A*	65,937	2,853,094
		7,758,205
Banks — 2.0%
The PNC Financial Services Group, Inc.	751,851	95,560,262
Beverages — 0.4%
Keurig Dr Pepper, Inc.	568,710	20,064,089
Biotechnology — 0.1%
Karuna Therapeutics, Inc.*	37,807	6,867,264
Chemicals — 1.0%
Linde PLC	135,778	48,260,932
Commercial Services — 2.5%
Equifax, Inc.	222,694	45,171,251
S&P Global, Inc.	38,320	13,211,586
TransUnion	1,007,921	62,632,211
		121,015,048
Computers — 3.2%
Apple, Inc.	947,361	156,219,829
Diversified Financial Services — 3.5%
CME Group, Inc.	14,259	2,730,884
Intercontinental Exchange, Inc.	916,571	95,589,189
Mastercard, Inc., Class A	100,600	36,559,046
Visa, Inc., Class A	145,200	32,736,792
		167,615,911
Electric — 4.7%
Ameren Corp.	913,388	78,907,589
DTE Energy Co.	174,395	19,103,228
Exelon Corp.	1,264,791	52,982,095
WEC Energy Group, Inc.	128,093	12,141,936
Xcel Energy, Inc.	960,743	64,792,508
		227,927,356
Electronics — 2.8%
Fortive Corp.	1,436,096	97,898,664
TE Connectivity Ltd.	274,690	36,025,594
		133,924,258
	Number of Shares	Value†

Environmental Control — 1.7%
Republic Services, Inc.	39,922	$5,398,253
Waste Connections, Inc.	536,457	74,605,075
		80,003,328
Healthcare Products — 9.5%
Alcon, Inc.	404,696	28,728,369
Avantor, Inc.*	2,674,533	56,539,628
Baxter International, Inc.	457,450	18,554,172
Danaher Corp.	330,245	83,234,950
GE HealthCare Technologies, Inc.*	325,627	26,711,183
PerkinElmer, Inc.	622,558	82,962,079
Stryker Corp.	70,762	20,200,428
Teleflex, Inc.	203,710	51,601,780
Thermo Fisher Scientific, Inc.	151,295	87,201,899
		455,734,488
Healthcare Services — 2.8%
UnitedHealth Group, Inc.	284,943	134,661,212
Insurance — 0.8%
Marsh & McLennan Cos., Inc.	216,998	36,141,017
Internet — 4.7%
Alphabet, Inc., Class A*	734,015	76,139,376
Amazon.com, Inc.*	1,191,614	123,081,810
Meta Platforms, Inc., Class A*	135,359	28,687,987
		227,909,173
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	173,400	24,426,858
Machinery — Diversified — 1.3%
Ingersoll Rand, Inc.	1,076,996	62,659,627
Miscellaneous Manufacturing — 1.8%
General Electric Co.	274,141	26,207,880
Teledyne Technologies, Inc.*	131,828	58,974,574
		85,182,454
Oil & Gas — 1.5%
Chesapeake Energy Corp.	94,166	7,160,383
ConocoPhillips	116,404	11,548,441
EOG Resources, Inc.	261,650	29,992,939
Pioneer Natural Resources Co.	112,100	22,895,304
		71,597,067
Pharmaceuticals — 3.9%
AbbVie, Inc.	483,800	77,103,206
Becton Dickinson & Co.	337,899	83,643,518
Eli Lilly & Co.	83,900	28,812,938
		189,559,662
Private Equity — 0.9%
KKR & Co., Inc.	844,965	44,377,562
Retail — 2.0%
Dollar General Corp.	10,000	2,104,600
Starbucks Corp.	97,500	10,152,675

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Flexibly Managed Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Yum! Brands, Inc.	648,099	$85,600,916
		97,858,191
Semiconductors — 3.9%
NVIDIA Corp.	174,000	48,331,980
NXP Semiconductors N.V.	444,630	82,912,379
Texas Instruments, Inc.	310,877	57,826,231
		189,070,590
Software — 9.4%
Black Knight, Inc.*	427,033	24,580,019
Intuit, Inc.	81,978	36,548,252
Microsoft Corp.	955,421	275,447,874
Roper Technologies, Inc.	149,739	65,988,480
Salesforce, Inc.*	239,891	47,925,424
		450,490,049
TOTAL COMMON STOCKS (Cost $2,986,398,363)		3,134,884,432

PREFERRED STOCKS — 0.6%
Auto Manufacturers — 0.3%
Waymo LLC, Series A-2, CONV(1),*,#	245,568	11,585,898
Diversified Financial Services — 0.0%
The Charles Schwab Corp., Series Dµ	12,000	276,360
Electric — 0.3%
CMS Energy Corp., 2078	242,718	5,856,786
CMS Energy Corp., 2079	275,100	6,682,179
SCE Trust IV, Series J (3 M ICE LIBOR + 3.132%)µ,•	185,084	3,757,205
		16,296,170
Gas — 0.0%
NiSource, Inc., Series B (UST Yield Curve CMT 5 Yr + 3.632%)µ,•	56,581	1,357,944
TOTAL PREFERRED STOCKS (Cost $40,373,311)		29,516,372
	Par (000)
CORPORATE BONDS — 9.4%
Advertising — 0.1%
Lamar Media Corp.
3.750%, 02/15/28	$2,796	2,579,869
4.875%, 01/15/29	528	496,875
3.625%, 01/15/31	435	374,100
		3,450,844
Aerospace & Defense — 0.2%
Howmet Aerospace, Inc.
5.900%, 02/01/27	318	323,533
3.000%, 01/15/29	2,217	1,965,592
	Par (000)	Value†

Aerospace & Defense — (continued)
TransDigm UK Holdings PLC 6.875%, 05/15/26	$849	$836,265
TransDigm, Inc.
144A, 6.250%, 03/15/26@	3,999	4,008,538
6.375%, 06/15/26	595	581,612
5.500%, 11/15/27	3,257	3,071,053
		10,786,593
Airlines — 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd., 144A 4.750%, 10/20/28@	4,165	4,014,081
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 144A 6.500%, 06/20/27@	3,825	3,812,683
U.S. Airways Pass Through Trust,
Series 2010-1 Class A, 6.250%, 10/22/24	636	635,671
Series 2012-2 Class A, 4.625%, 12/03/26	127	119,606
Series 2013-1 Class A, 3.950%, 05/15/27	2	2,073
United Airlines Pass Through Trust, Series 2012-1, Class A 4.150%, 10/11/25	1,177	1,152,485
		9,736,599
Auto Parts & Equipment — 0.2%
Clarios Global LP, 144A 6.750%, 05/15/25@	1,714	1,732,254
Clarios Global LP/Clarios US Finance Co.
144A, 6.250%, 05/15/26@	2,304	2,286,720
144A, 8.500%, 05/15/27@	7,465	7,492,994
		11,511,968
Building Materials — 0.0%
Lennox International, Inc. 3.000%, 11/15/23	760	748,973
Commercial Services — 0.2%
Gartner, Inc.
144A, 4.500%, 07/01/28@	945	896,994
144A, 3.625%, 06/15/29@	2,880	2,569,794
144A, 3.750%, 10/01/30@	1,222	1,096,891
Korn Ferry, 144A 4.625%, 12/15/27@	1,533	1,448,685
Service Corp. International 3.375%, 08/15/30	2,557	2,186,235
		8,198,599
Computers — 0.1%
Booz Allen Hamilton, Inc.
144A, 3.875%, 09/01/28@	2,734	2,494,885
144A, 4.000%, 07/01/29@	1,611	1,465,768

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Computers — (continued)
Crowdstrike Holdings, Inc. 3.000%, 02/15/29	$572	$499,225
		4,459,878
Diversified Financial Services — 0.0%
Intercontinental Exchange, Inc. 4.000%, 09/15/27	639	630,083
Electronics — 0.2%
Sensata Technologies BV
144A, 4.000%, 04/15/29@	3,644	3,292,263
144A, 5.875%, 09/01/30@	2,750	2,725,937
Sensata Technologies, Inc.
144A, 4.375%, 02/15/30@	1,225	1,116,170
144A, 3.750%, 02/15/31@	3,006	2,630,250
		9,764,620
Entertainment — 1.4%
Cedar Fair LP 5.250%, 07/15/29	8,662	8,075,583
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.
144A, 5.500%, 05/01/25@	5,103	5,099,785
5.375%, 04/15/27	11,262	10,760,551
6.500%, 10/01/28	7,084	6,873,038
Live Nation Entertainment, Inc., 144A 4.875%, 11/01/24@	375	367,500
Six Flags Entertainment Corp.
144A, 4.875%, 07/31/24@	20,988	20,673,878
144A, 5.500%, 04/15/27@	13,244	12,834,893
Six Flags Theme Parks, Inc., 144A 7.000%, 07/01/25@	3,366	3,400,788
Vail Resorts, Inc., 144A 6.250%, 05/15/25@	1,597	1,600,488
		69,686,504
Environmental Control — 0.1%
GFL Environmental, Inc.
144A, 4.000%, 08/01/28@	192	173,760
144A, 4.750%, 06/15/29@	2,048	1,913,037
144A, 4.375%, 08/15/29@	1,726	1,559,130
		3,645,927
Gas — 0.1%
NiSource, Inc. (UST Yield Curve CMT 5 Yr + 2.843%) 5.650%µ,•	2,623	2,465,620
Healthcare Products — 0.5%
Avantor Funding, Inc.
144A, 4.625%, 07/15/28@	10,190	9,671,227
144A, 3.875%, 11/01/29@	9,474	8,505,378
Hologic, Inc., 144A 3.250%, 02/15/29@	2,294	2,040,897
Teleflex, Inc.
4.625%, 11/15/27	3,795	3,706,861
	Par (000)	Value†

Healthcare Products — (continued)
144A, 4.250%, 06/01/28@	$560	$532,513
		24,456,876
Healthcare Services — 0.4%
Charles River Laboratories International, Inc.
144A, 4.250%, 05/01/28@	651	609,261
144A, 3.750%, 03/15/29@	3,767	3,345,695
144A, 4.000%, 03/15/31@	2,721	2,380,903
Hadrian Merger Sub, Inc., 144A 8.500%, 05/01/26@	6,996	5,736,720
IQVIA, Inc., 144A 5.000%, 05/15/27@	1,795	1,763,749
Surgery Center Holdings, Inc., 144A 10.000%, 04/15/27@	3,035	3,094,683
		16,931,011
Insurance — 1.7%
Acrisure LLC/Acrisure Finance, Inc., 144A 7.000%, 11/15/25@	3,215	3,013,162
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 144A 6.750%, 04/15/28@	16,297	16,113,659
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
144A, 4.250%, 10/15/27@	1,500	1,343,535
144A, 6.750%, 10/15/27@	7,552	7,018,451
144A, 5.875%, 11/01/29@	2,364	1,991,697
AmWINS Group, Inc., 144A 4.875%, 06/30/29@	2,175	1,924,875
BroadStreet Partners, Inc., 144A 5.875%, 04/15/29@	2,065	1,748,455
HUB International Ltd.
144A, 7.000%, 05/01/26@	33,525	32,932,863
144A, 5.625%, 12/01/29@	3,295	2,870,851
Ryan Specialty Group LLC, 144A 4.375%, 02/01/30@	295	257,022
USI, Inc., 144A 6.875%, 05/01/25@	12,918	12,658,418
		81,872,988
Internet — 0.1%
Spotify USA, Inc. 0.000%, 03/15/26¤	4,508	3,773,196
Leisure Time — 0.1%
Life Time, Inc., 144A 5.750%, 01/15/26@	5,724	5,560,437
Lodging — 0.4%
Hilton Domestic Operating Co., Inc.
144A, 5.375%, 05/01/25@	1,843	1,839,544
144A, 5.750%, 05/01/28@	3,817	3,817,000
144A, 3.750%, 05/01/29@	3,519	3,140,708
4.875%, 01/15/30	3,043	2,914,768

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Lodging — (continued)
144A, 4.000%, 05/01/31@	$3,882	$3,399,467
144A, 3.625%, 02/15/32@	4,774	4,028,063
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875%, 04/01/27	1,438	1,418,472
		20,558,022
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
144A, 5.500%, 05/01/26@	1,325	1,288,563
144A, 5.125%, 05/01/27@	33,727	31,872,015
144A, 5.000%, 02/01/28@	28,336	26,139,960
		59,300,538
Miscellaneous Manufacturing — 0.2%
General Electric Co., Series D (3 M ICE LIBOR + 3.330%) 8.196%µ,•	9,972	9,962,028
Pharmaceuticals — 0.0%
PRA Health Sciences, Inc., 144A 2.875%, 07/15/26@	1,554	1,433,425
Real Estate Investment Trusts — 0.2%
SBA Communications Corp.
3.875%, 02/15/27	5,671	5,326,970
3.125%, 02/01/29	4,753	4,092,320
SBA Tower Trust, 144A 6.599%, 01/15/28@	256	269,947
		9,689,237
Retail — 1.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A 4.750%, 06/01/27@	15,352	14,910,630
Yum! Brands, Inc.
144A, 4.750%, 01/15/30@	3,916	3,741,307
3.625%, 03/15/31	3,657	3,210,846
4.625%, 01/31/32	7,912	7,358,160
5.375%, 04/01/32	7,585	7,342,508
6.875%, 11/15/37	3,867	4,056,789
5.350%, 11/01/43	9,065	7,658,473
		48,278,713
Semiconductors — 0.2%
Entegris Escrow Corp., 144A 4.750%, 04/15/29@	4,958	4,685,833
Sensata Technologies BV
144A, 5.625%, 11/01/24@	880	877,381
144A, 5.000%, 10/01/25@	3,150	3,126,926
		8,690,140
Software — 0.4%
Black Knight InfoServ LLC, 144A 3.625%, 09/01/28@	1,062	962,098
	Par (000)	Value†

Software — (continued)
Clarivate Science Holdings Corp.
144A, 3.875%, 07/01/28@	$1,108	$988,856
144A, 4.875%, 07/01/29@	795	718,974
MSCI, Inc.
144A, 4.000%, 11/15/29@	3,619	3,301,994
144A, 3.625%, 09/01/30@	6,178	5,370,597
144A, 3.875%, 02/15/31@	3,798	3,380,600
144A, 3.625%, 11/01/31@	3,856	3,294,373
144A, 3.250%, 08/15/33@	2,497	2,043,799
PTC, Inc., 144A 4.000%, 02/15/28@	641	598,993
		20,660,284
Telecommunications — 0.1%
Altice France Holding S.A., 144A 10.500%, 05/15/27@	5,940	4,544,100
Toys, Games & Hobbies — 0.1%
Mattel, Inc.
144A, 3.375%, 04/01/26@	751	706,943
144A, 5.875%, 12/15/27@	576	573,120
144A, 3.750%, 04/01/29@	1,599	1,436,661
		2,716,724
TOTAL CORPORATE BONDS (Cost $462,688,936)		453,513,927

LOAN AGREEMENTS‡ — 11.6%
Airlines — 0.6%
Delta Air Lines, Inc. (3 M ICE LIBOR + 3.750%) 8.558%, 10/20/27•	6,802	7,039,142
Mileage Plus Holdings LLC (3 M ICE LIBOR + 5.250%) 10.213%, 06/21/27•	22,744	23,571,349
		30,610,491
Commercial Services — 0.0%
CoreLogic, Inc. (1 M ICE LIBOR + 6.500%) 11.375%, 06/04/29•	282	207,312
Cosmetics & Personal Care — 0.3%
Sunshine Luxembourg VII Sarl (3 M ICE LIBOR + 3.750%) 8.909%, 10/01/26•	13,629	13,484,621
Environmental Control — 0.5%
Filtration Group Corp.
(1 M ICE EURIBOR + 3.500%), 5.929%, 03/31/25•	5,509	5,914,749
(1 M ICE LIBOR + 3.000%), 7.635%, 03/31/25•	8,797	8,763,084
(1 M ICE LIBOR + 3.500%), 8.135%, 10/21/28•	7,384	7,263,677
		21,941,510

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Healthcare Products — 0.1%
Avantor Funding, Inc. (1 M ICE LIBOR + 2.250%) 7.090%, 11/08/27•	$3,995	$3,987,303
Medline Borrower LP (1 M ICE LIBOR + 3.250%) 8.090%, 10/23/28•	2,989	2,910,585
		6,897,888
Healthcare Services — 1.0%
ADMI Corp.
(1 M ICE LIBOR + 3.000%), 7.840%, 04/30/25•	1,981	1,900,426
(1 M ICE LIBOR + 3.375%), 8.215%, 12/23/27•	6,178	5,704,228
(1 M ICE LIBOR + 3.750%), 8.590%, 12/23/27•	10,776	9,981,369
Heartland Dental LLC
(1 M ICE LIBOR + 3.750%), 8.590%, 04/30/25•	17,819	16,629,428
(1 M ICE LIBOR + 4.000%), 8.840%, 04/30/25•	2,151	2,019,603
Loire Finco Luxembourg Sarl (1 M ICE LIBOR + 3.500%) 8.340%, 04/21/27•	2,151	2,041,291
Loire US Holdco 1, Inc. (1 M ICE LIBOR + 3.000%) 7.840%, 04/21/27•	12,635	12,050,878
		50,327,223
Insurance — 4.8%
Alliant Holdings Intermediate LLC
(1 M ICE LIBOR + 3.500%), 8.279%, 11/05/27•	22,054	21,770,260
(1 M SOFR + 3.500%), 8.347%, 11/05/27•	7,962	7,858,005
BroadStreet Partners, Inc. (1 M ICE LIBOR + 3.000%) 7.840%, 01/27/27•	193	188,625
HUB International Ltd.
(3 M ICE LIBOR + 3.000%), 8.101%, 04/25/25•	86,636	86,277,921
(1 M ICE LIBOR + 3.250%), 8.029%, 04/25/25•	55,729	55,540,171
(3 M SOFR + 4.000%), 8.728%, 11/10/29•	4,435	4,416,352
Hyperion Refinance Sarl (1 M ICE LIBOR + 3.250%) 8.058%, 11/12/27•	17,085	16,856,113
Ryan Specialty Group LLC (1 M SOFR + 3.100%) 7.907%, 09/01/27•	4,085	4,069,931
USI, Inc.
(3 M ICE LIBOR + 3.250%), 8.409%, 12/02/26•	19,817	19,767,171
	Par (000)	Value†

Insurance — (continued)
(3 M SOFR + 3.750%), 8.648%, 11/22/29•	$16,437	$16,358,090
		233,102,639
Lodging — 0.1%
Hilton Worldwide Finance LLC (1 M ICE LIBOR +1.750%) 6.642%, 06/22/26•	2,258	2,254,521
Media — 0.1%
Charter Communications Operating LLC
(1 M ICE LIBOR +1.750%), 6.557%, 04/30/25•	2,261	2,257,767
(1 M ICE LIBOR +1.750%), 6.368%, 02/01/27•	3,477	3,440,962
		5,698,729
Pharmaceuticals — 0.3%
PetVet Care Centers LLC
(1 M ICE LIBOR + 2.750%), 7.590%, 02/14/25•	1,244	1,190,444
(1 M ICE LIBOR + 3.250%), 8.090%, 02/14/25•	5,160	4,953,839
(1 M ICE LIBOR + 3.500%), 8.340%, 02/14/25•	7,403	7,132,386
(1 M ICE LIBOR + 6.250%), 11.090%, 02/13/26•	405	356,805
		13,633,474
Retail — 0.3%
IRB Holding Corp. (1 M SOFR + 3.100%) 7.687%, 12/15/27•	13,005	12,766,287
Woof Holdings, Inc. (1 M ICE LIBOR + 3.750%) 8.529%, 12/21/27(1),•	1,945	1,857,761
		14,624,048
Software — 3.4%
Applied Systems, Inc.
(3 M ICE LIBOR + 3.000%), 7.730%, 09/19/24•	112	111,631
(3 M SOFR + 4.500%), 9.080%, 09/18/26•	24,193	24,123,765
(3 M ICE LIBOR + 6.750%), 0.000%, 09/17/27×,•	4,337	4,329,382
(3 M SOFR + 6.750%), 11.330%, 09/17/27•	475	474,136
Ascend Learning LLC (1 M ICE LIBOR + 3.600%) 8.218%, 12/11/28•	10,580	9,747,098
AthenaHealth Group, Inc.
0.000%, 02/15/29×,•	2,141	2,002,119
(1 M SOFR + 3.500%), 8.259%, 02/15/29•	17,431	16,297,579

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Software — (continued)
Azalea TopCo, Inc.
(1 M ICE LIBOR + 3.500%), 8.135%, 07/24/26•	$17,658	$16,455,436
(1 M ICE LIBOR + 3.750%), 8.385%, 07/24/26•	4,863	4,534,506
(1 M SOFR + 3.850%), 8.468%, 07/24/26(1),•	2,647	2,474,758
RealPage, Inc.
(1 M ICE LIBOR + 3.000%), 7.635%, 04/24/28•	19,301	18,689,048
(1 M ICE LIBOR + 6.500%), 11.135%, 04/23/29•	700	658,875
Sophia LP
(3 M ICE LIBOR + 3.500%), 8.659%, 10/07/27•	6,285	6,202,957
(1 M SOFR + 4.250%), 8.868%, 10/07/27•	1,843	1,819,673
Storable, Inc. (1 M SOFR + 3.500%) 8.307%, 04/17/28•	2,410	2,301,623
UKG, Inc.
(3 M ICE LIBOR + 3.250%), 8.032%, 05/04/26•	50,584	49,216,666
(3 M ICE LIBOR + 5.250%), 10.032%, 05/03/27•	2,433	2,324,423
		161,763,675
Telecommunications — 0.1%
SBA Senior Finance II LLC (1 M ICE LIBOR + 1.750%) 6.600%, 04/11/25•	3,289	3,284,545
TOTAL LOAN AGREEMENTS (Cost $566,400,518)		557,830,676

U.S. TREASURY OBLIGATIONS — 8.9%
U.S. Treasury Notes
2.750%, 08/15/32	227,717	214,089,655
4.125%, 11/15/32	201,409	211,447,455
TOTAL U.S. TREASURY OBLIGATIONS (Cost $418,697,735)		425,537,110
Number of Shares
SHORT-TERM INVESTMENTS — 4.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%)	17,535,052	17,535,052
	Number of Shares	Value†

T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 4.870%)	201,829,943	$201,829,943
TOTAL SHORT-TERM INVESTMENTS (Cost $219,364,995)		219,364,995
TOTAL INVESTMENTS — 100.3% (Cost $4,698,829,785)		$4,825,177,213
Other Assets & Liabilities — (0.3)%		(12,329,796)
TOTAL NET ASSETS — 100.0%		$4,812,847,417
Number of Contracts
WRITTEN OPTIONS — (0.8)%
Call Options
TOTAL WRITTEN OPTIONS
(See open written options schedule)
(Premiums $(34,379,440))	32,650	$(39,937,233)

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $352,844,195, which represents 7.3% of the Fund’s net assets.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2023, the aggregate value of restricted securities was $11,585,898 which represented 0.2% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Waymo LLC, Series A-2	05/08/20	$21,086,236	$11,585,898

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Flexibly Managed Fund
µ	Perpetual security with no stated maturity date.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2023. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
×	This loan will settle after March 31, 2023, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
CMT— Constant Maturity Treasury.
CONV— Convertible Security.
EURIBOR— Euro Interbank Offered Rate.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.
S&P— Standards & Poor's

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Flexibly Managed Fund
Open written options contracts held by the Fund at March 31, 2023 are as follows:
Open Written Options
Exchange Traded
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
AbbVie, Inc.	403	$6,246,500	$155	01/19/24	$(588,380)
AbbVie, Inc.	404	6,464,000	160	01/19/24	(482,780)
AbbVie, Inc.	510	8,670,000	170	01/19/24	(381,990)
AbbVie, Inc.	253	4,427,500	175	01/19/24	(148,005)
AbbVie, Inc.	128	2,304,000	180	01/19/24	(57,600)
AbbVie, Inc.	128	2,368,000	185	01/19/24	(40,960)
AbbVie, Inc.	128	2,496,000	195	01/19/24	(20,096)
AbbVie, Inc.	128	2,560,000	200	01/19/24	(14,080)
Alphabet, Inc.	332	3,403,000	103	01/19/24	(475,756)
Alphabet, Inc.	1,168	14,016,000	120	01/19/24	(782,560)
Amazon.com, Inc.	385	4,138,750	108	01/19/24	(500,885)
Amazon.com, Inc.	769	8,459,000	110	01/19/24	(938,180)
Amazon.com, Inc.	1,494	17,181,000	115	01/19/24	(1,516,410)
Amazon.com, Inc.	385	4,620,000	120	01/19/24	(315,700)
Amazon.com, Inc.	648	8,748,000	135	01/19/24	(281,880)
Apple, Inc.	321	4,654,500	145	01/19/24	(1,027,200)
Apple, Inc.	641	9,615,000	150	01/19/24	(1,820,440)
Apple, Inc.	641	9,935,500	155	01/19/24	(1,606,346)
Apple, Inc.	475	8,550,000	180	01/19/24	(538,650)
Becton Dickinson & Co.	194	5,238,000	270	01/19/24	(176,540)
Becton Dickinson & Co.	194	5,432,000	280	01/19/24	(116,400)
Becton Dickinson & Co.	130	3,770,000	290	01/19/24	(59,800)
Becton Dickinson & Co.	130	3,900,000	300	01/19/24	(37,700)
CME Group, Inc.	47	893,000	190	01/19/24	(80,840)
CME Group, Inc.	47	940,000	200	01/19/24	(57,810)
CME Group, Inc.	48	1,008,000	210	01/19/24	(38,400)
Danaher Corp.	321	9,309,000	290	01/19/24	(375,570)
Danaher Corp.	66	1,980,000	300	01/19/24	(53,460)
Danaher Corp.	66	2,046,000	310	01/19/24	(34,320)
Danaher Corp.	66	2,112,000	320	01/19/24	(32,076)
Dollar General Corp.	50	1,250,000	250	01/19/24	(30,000)
Dollar General Corp.	50	1,350,000	270	01/19/24	(13,750)
Equifax, Inc.	204	4,488,000	220	12/15/23	(322,320)
Equifax, Inc.	109	2,507,000	230	12/15/23	(132,980)
Equifax, Inc.	365	8,760,000	240	12/15/23	(335,800)
Exelon Corp.	1,770	7,965,000	45	01/19/24	(407,100)
Exelon Corp.	436	2,049,200	47	01/19/24	(61,040)
Exelon Corp.	496	2,480,000	50	01/19/24	(39,680)
Fortive Corp.	260	1,950,000	75	06/16/23	(18,200)
General Electric Co.	436	3,924,000	90	01/19/24	(692,368)
General Electric Co.	436	4,142,000	95	01/19/24	(568,980)
Hilton Worldwide Holdings, Inc.	65	910,000	140	01/19/24	(112,450)
Hilton Worldwide Holdings, Inc.	366	5,307,000	145	01/19/24	(534,360)
Hilton Worldwide Holdings, Inc.	367	5,505,000	150	01/19/24	(488,110)
Hilton Worldwide Holdings, Inc.	65	1,007,500	155	01/19/24	(57,200)
Ingersoll Rand, Inc.	260	1,560,000	60	12/15/23	(137,800)
Intercontinental Exchange, Inc.	634	6,974,000	110	01/19/24	(424,780)
Keurig Dr Pepper, Inc.	340	1,258,000	37	01/19/24	(59,500)
Keurig Dr Pepper, Inc.	340	1,360,000	40	01/19/24	(17,000)
KKR & Co., Inc.	317	1,743,500	55	01/19/24	(190,200)
Linde PLC	63	2,457,000	390	01/19/24	(115,290)
Marsh & McLennan Cos., Inc.	195	3,607,500	185	07/21/23	(14,625)
Marsh & McLennan Cos., Inc.	195	3,705,000	190	07/21/23	(8,775)

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Marsh & McLennan Cos., Inc.	195	$3,802,500	$195	07/21/23	$(1,950)
Marsh & McLennan Cos., Inc.	195	3,900,000	200	07/21/23	(975)
Marsh & McLennan Cos., Inc.	253	4,554,000	180	01/19/24	(204,930)
Mastercard, Inc.	128	4,864,000	380	01/19/24	(382,080)
Mastercard, Inc.	318	12,720,000	400	01/19/24	(651,900)
Mastercard, Inc.	128	5,376,000	420	01/19/24	(177,152)
Mastercard, Inc.	128	5,504,000	430	01/19/24	(142,720)
Microsoft Corp.	224	6,160,000	275	01/19/24	(915,040)
Microsoft Corp.	224	6,496,000	290	01/19/24	(715,232)
Microsoft Corp.	1,172	35,160,000	300	01/19/24	(3,211,280)
NXP Semiconductors N.V.	199	3,383,000	170	01/19/24	(682,570)
NXP Semiconductors N.V.	391	7,038,000	180	01/19/24	(1,102,620)
NXP Semiconductors N.V.	391	7,233,500	185	01/19/24	(1,020,510)
NXP Semiconductors N.V.	391	7,624,500	195	01/19/24	(813,280)
NXP Semiconductors N.V.	253	5,060,000	200	01/19/24	(455,400)
PerkinElmer, Inc.	30	465,000	155	06/16/23	(1,800)
PerkinElmer, Inc.	30	495,000	165	06/16/23	(300)
PerkinElmer, Inc.	30	510,000	170	06/16/23	(150)
PerkinElmer, Inc.	30	525,000	175	06/16/23	(300)
PerkinElmer, Inc.	162	2,511,000	155	09/15/23	(24,300)
PerkinElmer, Inc.	162	2,673,000	165	09/15/23	(3,240)
PerkinElmer, Inc.	162	2,754,000	170	09/15/23	(2,430)
PerkinElmer, Inc.	162	2,835,000	175	09/15/23	(1,620)
Roper Technologies, Inc.	127	5,969,000	470	08/18/23	(158,750)
Roper Technologies, Inc.	33	1,584,000	480	08/18/23	(17,820)
Roper Technologies, Inc.	33	1,650,000	500	08/18/23	(10,560)
Roper Technologies, Inc.	33	1,716,000	520	08/18/23	(4,950)
Roper Technologies, Inc.	33	1,782,000	540	08/18/23	(2,145)
S&P Global, Inc.	43	1,591,000	370	01/19/24	(90,300)
S&P Global, Inc.	43	1,677,000	390	01/19/24	(58,050)
S&P Global, Inc.	43	1,720,000	400	01/19/24	(61,920)
S&P Global, Inc.	20	820,000	410	01/19/24	(16,600)
S&P Global, Inc.	43	1,806,000	420	01/19/24	(39,646)
S&P Global, Inc.	20	860,000	430	01/19/24	(13,800)
S&P Global, Inc.	20	900,000	450	01/19/24	(6,800)
S&P Global, Inc.	20	940,000	470	01/19/24	(4,000)
Salesforce, Inc.	165	2,640,000	160	01/19/24	(889,350)
Salesforce, Inc.	325	5,362,500	165	01/19/24	(1,625,000)
Salesforce, Inc.	160	2,720,000	170	01/19/24	(741,600)
Starbucks Corp.	367	3,670,000	100	01/19/24	(491,780)
Starbucks Corp.	367	3,853,500	105	01/19/24	(375,441)
Stryker Corp.	128	3,456,000	270	01/19/24	(496,640)
Stryker Corp.	128	3,584,000	280	01/19/24	(430,720)
Stryker Corp.	128	3,712,000	290	01/19/24	(342,656)
Stryker Corp.	128	3,840,000	300	01/19/24	(262,400)
Stryker Corp.	95	2,945,000	310	01/19/24	(180,500)
TE Connectivity Ltd.	99	1,237,500	125	07/21/23	(108,900)
TE Connectivity Ltd.	195	2,535,000	130	07/21/23	(152,100)
TE Connectivity Ltd.	195	2,632,500	135	07/21/23	(105,105)
TE Connectivity Ltd.	195	2,730,000	140	07/21/23	(60,450)
Teledyne Technologies, Inc.	32	1,408,000	440	06/16/23	(76,800)
Teledyne Technologies, Inc.	32	1,472,000	460	06/16/23	(41,600)
Teledyne Technologies, Inc.	32	1,536,000	480	06/16/23	(16,000)
Teledyne Technologies, Inc.	32	1,600,000	500	06/16/23	(1,600)
Texas Instruments, Inc.	256	4,608,000	180	01/19/24	(577,280)
Texas Instruments, Inc.	256	4,864,000	190	01/19/24	(435,200)
Texas Instruments, Inc.	256	4,992,000	195	01/19/24	(375,296)

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Texas Instruments, Inc.	731	$14,620,000	$200	01/19/24	$(928,370)
The PNC Financial Services Group, Inc.	153	2,601,000	170	01/19/24	(32,895)
The PNC Financial Services Group, Inc.	249	4,357,500	175	01/19/24	(53,535)
The PNC Financial Services Group, Inc.	99	1,831,500	185	01/19/24	(7,425)
The PNC Financial Services Group, Inc.	99	1,881,000	190	01/19/24	(13,860)
The PNC Financial Services Group, Inc.	99	1,980,000	200	01/19/24	(3,960)
Thermo Fisher Scientific, Inc.	32	1,952,000	610	01/19/24	(137,920)
Thermo Fisher Scientific, Inc.	32	2,016,000	630	01/19/24	(106,560)
Thermo Fisher Scientific, Inc.	32	2,112,000	660	01/19/24	(80,000)
Thermo Fisher Scientific, Inc.	32	2,208,000	690	01/19/24	(44,480)
TransUnion	130	845,000	65	10/20/23	(72,800)
TransUnion	130	910,000	70	10/20/23	(46,800)
UnitedHealth Group, Inc.	208	12,064,000	580	01/19/24	(188,240)
UnitedHealth Group, Inc.	220	13,200,000	600	01/19/24	(140,140)
Visa, Inc.	192	4,416,000	230	01/19/24	(386,880)
Visa, Inc.	192	4,608,000	240	01/19/24	(297,600)
Visa, Inc.	192	4,800,000	250	01/19/24	(212,160)
Visa, Inc.	192	4,992,000	260	01/19/24	(141,504)
Waste Connections, Inc.	96	1,392,000	145	06/16/23	(17,760)
Waste Connections, Inc.	96	1,440,000	150	06/16/23	(9,600)
Waste Connections, Inc.	96	1,536,000	160	06/16/23	(22,944)
Waste Connections, Inc.	96	1,584,000	165	06/16/23	(480)
Yum! Brands, Inc.	899	12,586,000	140	01/19/24	(629,300)
Yum! Brands, Inc.	222	3,219,000	145	01/19/24	(106,560)
Yum! Brands, Inc.	222	3,330,000	150	01/19/24	(88,800)
Total Written Options					$(39,937,233)